Schedule of Changes in Unrealized Gain (Loss) on Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ 215,207	¥ 6,364	¥ (19,186)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	8,939	1,294	11,589
Net change in unrealized gain (loss) on securities, Pre-tax amount	224,146	7,658	(7,597)
Unrealized gain (loss) arising during the period,Net-of-tax amount	141,379	7,686	(13,152)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	5,470	552	6,861
Net change in unrealized gain (loss) on securities, Net-of-tax amount	¥ 146,849	¥ 8,238	¥ (6,291)